SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Jun. 30, 2023	Jun. 30, 2022
Operating Segments [Abstract]
Profit / (loss) before tax for the period	$ 188	$ 114	[1]	$ 224	$ 325	[1],[2]
Depreciation	133	145	[1]	261	286	[1]
Amortization	51	50	[1]	104	104	[1]
Impairment (loss) / reversal	(7)	13	[1]	(11)	34	[1]
Gain / (loss) on disposal of non-current assets	(1)	1	[1]	(1)	1	[1]
(Gain) / loss on disposal of subsidiaries	(3)	30	[1]	0	31	[1]
Finance costs	140	142	[1]	280	294	[1]
Finance income	(17)	(5)	[1]	(33)	(10)	[1]
Other non-operating gain / (loss)	(12)	9	[1]	(14)	(2)	[1]
Net foreign exchange (gain) / loss	(57)	(35)	[1]	(10)	(152)	[1],[2]
Adjusted EBITDA	$ 415	$ 464		$ 800	$ 911

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).